COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 4,612
2018	1,781
2019	1,185
2020	591
2021 and thereafter	157
Operating Leases, Future Minimum Payments Due, Total	$ 8,326